Share-Based Payments - Summary of Movements in RSUs (Details) - Restricted Share Units [member]	12 Months Ended
Dec. 31, 2022 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs , Granted | shares	7,659,049
Number of RSUs , Vested | shares	(679,563)
Number of RSUs , Outstanding | shares	6,979,486
Weighted average fair value, Granted | $ / shares	$ 6.68
Weighted average fair value, Vested | $ / shares	6.3
Weighted average fair value, Outstanding | $ / shares	$ 6.72